Schedule of Investments(a)
January 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–93.49%(b)
Airlines–0.99%
China Eastern Airlines Corp. Ltd., H Shares(c)	2,848,000	$1,110,802
Apparel Retail–1.71%
Pou Sheng International (Holdings) Ltd. (Hong Kong)(c)	11,922,000	1,914,477
Application Software–3.71%
Beijing Shiji Information Technology Co. Ltd., A Shares	844,578	4,160,071
Automobile Manufacturers–0.27%
Jiangling Motors Corp. Ltd., B Shares	311,100	307,404
Commodity Chemicals–2.08%
Formosa Plastics Corp. (Taiwan)	618,000	2,339,355
Construction Materials–1.29%
Asia Cement China Holdings Corp.	2,090,500	1,450,212
Diversified Banks–14.20%
Bank of China Ltd., H Shares	5,915,000	2,300,982
China Construction Bank Corp., H Shares	5,985,000	4,582,469
China Merchants Bank Co. Ltd., A Shares	577,532	4,475,952
Industrial & Commercial Bank of China Ltd., H Shares	2,918,000	1,765,455
Industrial Bank Co. Ltd., A Shares	501,500	1,656,681
Postal Savings Bank of China Co. Ltd., H Shares(d)	1,380,000	1,147,406
		15,928,945
Electronic Manufacturing Services–3.25%
FIH Mobile Ltd.(c)	4,268,000	655,454
Hon Hai Precision Industry Co. Ltd. (Taiwan)	803,000	2,987,378
		3,642,832
Financial Exchanges & Data–3.79%
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	75,400	4,255,398
Footwear–1.46%
Stella International Holdings Ltd.	1,472,000	1,639,534
Gas Utilities–2.45%
Towngas Smart Energy Co. Ltd.(c)	3,715,564	2,750,162
Gold–3.19%
Zijin Mining Group Co. Ltd., H Shares	2,776,000	3,578,441
Health Care Equipment–1.00%
MicroPort CardioFlow Medtech Corp.(c)(d)	4,645	1,940
MicroPort Scientific Corp.	388,000	1,113,084
Shanghai MicroPort MedBot Group Co. Ltd.(c)	352	2,162
		1,117,186
Shares		Value
Health Care Supplies–3.29%
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	3,012,000	$3,690,354
Hotels, Resorts & Cruise Lines–0.68%
Shanghai Jinjiang International Hotels Co. Ltd., B Shares	381,578	757,928
Household Products–3.84%
Vinda International Holdings Ltd. (Hong Kong)	1,597,000	4,308,495
Hypermarkets & Super Centers–1.35%
Sun Art Retail Group Ltd.	4,120,500	1,513,376
Interactive Home Entertainment–4.90%
NetEase, Inc., ADR	53,246	5,503,507
Interactive Media & Services–11.28%
Tencent Holdings Ltd.	182,700	11,151,517
Weibo Corp., ADR(c)	43,449	1,505,508
		12,657,025
Internet & Direct Marketing Retail–14.07%
JD.com, Inc., A Shares(c)	33,900	1,264,134
JD.com, Inc., ADR(c)	80,530	6,030,086
Meituan, B Shares(c)(d)	216,100	6,148,423
Pinduoduo, Inc., ADR(c)	39,149	2,342,676
		15,785,319
Oil & Gas Refining & Marketing–1.95%
Formosa Petrochemical Corp. (Taiwan)	633,000	2,191,443
Packaged Foods & Meats–3.45%
Uni-President China Holdings Ltd.	4,075,000	3,867,581
Pharmaceuticals–2.92%
China Animal Healthcare Ltd.(e)	349,000	0
Jiangsu Hengrui Medicine Co. Ltd., A Shares	462,484	2,971,924
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., H Shares	615,000	304,449
		3,276,373
Restaurants–3.91%
Ajisen (China) Holdings Ltd. (Hong Kong)	3,929,000	645,421
Gourmet Master Co. Ltd. (Taiwan)	992,000	3,738,490
		4,383,911
Technology Hardware, Storage & Peripherals–2.46%
Asustek Computer, Inc. (Taiwan)	213,000	2,762,191
Total Common Stocks & Other Equity Interests (Cost $97,560,991)		104,892,322

Money Market Funds–5.40%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(f)(g)	2,089,450	2,089,450
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(f)(g)	1,584,334	1,584,492

See accompanying notes which are an integral part of this schedule.
Invesco Greater China Fund

Shares		Value

Invesco Treasury Portfolio, Institutional Class, 0.01%(f)(g)	2,387,943	$2,387,943
Total Money Market Funds (Cost $6,062,028)		6,061,885
TOTAL INVESTMENTS IN SECURITIES–98.89% (Cost $103,623,019)		110,954,207
OTHER ASSETS LESS LIABILITIES–1.11%		1,245,773
NET ASSETS–100.00%		$112,199,980
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.
(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $7,297,769, which represented 6.50% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,397,896	$7,054,622	$(8,363,068)	$-	$-	$2,089,450	$329
Invesco Liquid Assets Portfolio, Institutional Class	2,519,751	5,039,015	(5,973,621)	(95)	(558)	1,584,492	126
Invesco Treasury Portfolio, Institutional Class	3,883,309	8,062,425	(9,557,791)	-	-	2,387,943	148
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	28,962	904,952	(933,914)	-	-	-	1*
Invesco Private Prime Fund	67,579	2,104,438	(2,172,003)	-	(14)	-	13*
Total	$9,897,497	$23,165,452	$(27,000,397)	$(95)	$(572)	$6,061,885	$617

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
02/04/2022	State Street Bank & Trust Co.	HKD	8,099,272	USD	1,039,508	$747

Abbreviations:
HKD	– Hong Kong Dollar
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Greater China Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$15,381,777	$89,510,545	$0	$104,892,322
Money Market Funds	6,061,885	—	—	6,061,885
Total Investments in Securities	21,443,662	89,510,545	0	110,954,207
Other Investments - Assets*
Forward Foreign Currency Contracts	—	747	—	747
Total Investments	$21,443,662	$89,511,292	$0	$110,954,954

*	Unrealized appreciation.
Invesco Greater China Fund